Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 124	$ 146
Termination and long-term service arrangements	428	369
Retirement medical benefits plans	20	20
Other long-term employee benefits	19	13
Long-term employee benefit obligations	$ 591	$ 548